Segmented Information - Schedule of Geographic Segments (Details) - CAD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Equipment	$ 26	$ 28
Exploration and evaluation assets	38,974	38,633
Canada [Member]
Disclosure of geographical areas [line items]
Equipment	8	9
Exploration and evaluation assets	2,797	2,483
Greenland [Member]
Disclosure of geographical areas [line items]
Equipment	18	19
Exploration and evaluation assets	$ 36,177	$ 36,150